Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of August 2013

Collection Period Start	1-Aug-13	Distribution Date	16-Sep-13
Collection Period End	31-Aug-13	30/360 Days	30
Beg. of Interest Period	15-Aug-13	Actual/360 Days	32
End of Interest Period	16-Sep-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,168,693,999.35	512,881,460.04	463,794,914.01	0.3968489
Total Securities		1,168,693,999.35	512,881,460.04	463,794,914.01	0.3968489
Class A-1 Notes	0.349850%	156,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.379200%	378,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.920000%	351,000,000.00	229,187,460.69	180,100,914.66	0.5131080
Class A-4 Notes	1.100000%	85,000,000.00	85,000,000.00	85,000,000.00	1.0000000
Certificates	0.000000%	198,693,999.35	198,693,999.35	198,693,999.35	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	49,086,546.03	175,710.39	139.8477095	0.5005994
Class A-4 Notes	0.00	77,916.67	0.0000000	0.9166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	49,086,546.03	253,627.06

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				7,011,010.57
Monthly Interest				2,749,443.67
Total Monthly Payments				9,760,454.24

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				356,539.84
Aggregate Sales Proceeds Advance				18,509,911.47
Total Advances				18,866,451.31

Vehicle Disposition Proceeds:
Reallocation Payments				32,833,615.50
Repurchase Payments				1,568,885.06
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				11,045,054.64
Excess Wear and Tear and Excess Mileage				254,610.65
Remaining Payoffs				0.00
Net Insurance Proceeds				201,340.82
Residual Value Surplus				1,560,745.52
Total Collections				76,091,157.74

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	24,836,706.00			1,548
Involuntary Repossession	46,622.00			3
Voluntary Repossession	119,603.00			7
Full Termination	7,798,159.50			481
Bankruptcy	32,525.00			2
Insurance Payoff		199,843.69		11
Customer Payoff			300,856.09	18
Grounding Dealer Payoff			6,677,340.52	345
Dealer Purchase			2,641,456.54	126
Total	32,833,615.50	199,843.69	9,619,653.15	2,541

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of August 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	29,597	596,979,181.96	7.00000%	512,881,460.04
Total Depreciation Received		(7,798,165.78)		(6,942,079.25)
Principal Amount of Gross Losses	(26)	(513,832.65)		(438,452.19)
Repurchase / Reallocation	(99)	(1,790,829.84)		(1,568,885.06)
Early Terminations	(1,424)	(26,254,381.71)		(22,421,625.80)
Scheduled Terminations	(1,075)	(20,562,383.39)		(17,715,503.73)
Pool Balance - End of Period	26,973	540,059,588.59		463,794,914.01

Remaining Pool Balance
Lease Payment				74,892,833.75
Residual Value				388,902,080.26
Total				463,794,914.01

III. DISTRIBUTIONS

Total Collections					76,091,157.74
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					76,091,157.74

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					347,430.11
3. Reimbursement of Sales Proceeds Advance					18,642,140.64
4. Servicing Fee:
Servicing Fee Due					427,401.22
Servicing Fee Paid					427,401.22
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					19,416,971.97

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					175,710.39

Class A-3 Notes Monthly Interest Paid					175,710.39
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of August 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	77,916.67

Class A-4 Notes Monthly Interest Paid	77,916.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	253,627.06
Total Note and Certificate Monthly Interest Paid	253,627.06
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	56,420,558.71

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	49,086,546.03

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	49,086,546.03
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	7,334,012.68

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of August 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,843,470.00
Required Reserve Account Amount		17,530,409.99
Beginning Reserve Account Balance		17,530,409.99
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		17,530,409.99
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		7,334,012.68
Gross Reserve Account Balance		24,864,422.67
Remaining Available Collections Released to Seller		7,334,012.68
Total Ending Reserve Account Balance		17,530,409.99

V. POOL STATISTICS

Weighted Average Remaining Maturity		7.85
Monthly Prepayment Speed		90%
Lifetime Prepayment Speed		77%

	$	units
Recoveries of Defaulted and Casualty Receivables	491,531.84
Securitization Value of Defaulted Receivables and Casualty Receivables	438,452.19	26
Aggregate Defaulted and Casualty Gain (Loss)	53,079.65
Pool Balance at Beginning of Collection Period	512,881,460.04
Net Loss Ratio	0.0103%

Cumulative Net Losses for all Periods	-0.0167%	(194,743.14)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,390,081.16	206
61-90 Days Delinquent	1,068,781.16	64
91-120+ Days Delinquent	217,016.63	14
Total Delinquent Receivables:	4,675,878.95	284
60+ Days Delinquencies as Percentage of Receivables	0.25%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	32,634,865.50	2,029
Securitization Value	32,530,749.64
Aggregate Residual Gain (Loss)	104,115.86

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	199,326,949.31	12,311
Cumulative Securitization Value	199,145,689.72
Cumulative Residual Gain (Loss)	181,259.59

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		23,418,695.74
Reimbursement of Outstanding Advance		18,642,140.64
Additional Advances for current period		18,509,911.47
Ending Balance of Residual Advance		23,286,466.57

Beginning Balance of Payment Advance		787,899.26
Reimbursement of Outstanding Payment Advance		347,430.11
Additional Payment Advances for current period		356,539.84
Ending Balance of Payment Advance		797,008.99

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of August 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No